REGULATORY REQUIREMENT (Tables)	12 Months Ended
Dec. 31, 2020
REGULATORY REQUIREMENT
Schedule of net capital requirement and the excess net capital for the Company's broker dealer subsidiaries

	Net Capital	Requirement	Excess Net Capital
December 31, 2019	US$	US$	US$

TBNZ	26,633,575	17,279,461	9,354,114
Marsco	15,224,882	250,000	14,974,882
US Tiger Securities	4,227,994	100,000	4,127,994
Tiger Brokers SG	1,615,957	823,313	792,644
Total	47,702,408	18,452,774	29,249,634

18. REGULATORY REQUIREMENT (Continued)

	Net Capital	Requirement	Excess Net Capital
December 31, 2020	US$	US$	US$

TBNZ	61,427,613	34,258,411	27,169,202
Marsco	14,546,628	250,000	14,296,628
US Tiger Securities	9,206,613	250,000	8,956,613
Tiger Brokers SG	9,718,825	2,382,717	7,336,108
Total	94,899,679	37,141,128	57,758,551